RELATED PARTIES	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 8 - RELATED PARTIES

At September 30, 2022 and December 31, 2021, respectively, the amount due to two stockholders was $1,000 relating to depositing funds for opening bank accounts for the Company.

The Company executed an operating lease to rent its current office facility from a stockholder on a month-to-month basis at a monthly rent of $250 starting January 1, 2020. The Company recorded rent expense of $750 and $2,250 for the three months and nine months ended September 30, 2022 and 2021, respectively. The Company has recorded $1,000 and $750 of rent payable to the stockholder in accounts payable as of September 30, 2022 and December 31, 2021, respectively.